Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
CASH FLOWS USED IN OPERATIONS (see Appendix)	$ (4,659)	$ (9,255)	$ (6,969)
Income tax paid	(22)	(14)	(45)
Interest received		4	33
NET CASH USED IN OPERATING ACTIVITIES	(4,681)	(9,265)	(6,981)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(2)	(32)	(84)
Purchase of intangible assets	(7)	(6)	(12)
Investment in short-term deposits	(5,000)
Withdrawal of short-term deposits	1,500
Net cash used in investing activities	(3,509)	(38)	(96)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares and warrants, net	7,908	1,902	6,758
Proceeds from exercise of warrants	11
Net cash generated from financing activities	7,919	1,902	6,758
DECREASE IN CASH AND CASH EQUIVALENTS	(271)	(7,401)	(319)
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	3,001	10,312	10,817
GAINS (LOSSES) FROM EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	98	90	(186)
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	2,828	3,001	10,312
Supplementary information on activities not involving cash flows -
Exercise of warrants	2,217
NET CASH USED IN OPERATIONS:
Loss for the year before taxes on income	(2,552)	(8,979)	(9,464)
Adjustment in respect of:
Profit from changes in the fair value of warrants issued to investors	(3,502)	(25)	(106)
Losses (gains) from exchange differences on cash and cash equivalents	(98)	(90)	4
Retirement benefit obligation, net	(12)	(21)
Inventory impairment	297
Gains on change in the fair value of financial instruments at fair value through profit or loss			(3)
Issuance expenses which were attributed to the warrants classified as a financial liability and charged directly to profit or loss	970
Revaluation of and exchange differences on short-term deposits	2
Interest received		(4)	(33)
Depreciation	60	80	100
Amortization	17	19	22
Options granted to employees and service providers	64	104	116
Decrease (increase) in accounts receivable:
Trade	3	233	(126)
Other	262	640	(425)
Increase (decrease) in accounts payable and accruals:
Trade	(177)	9	155
Other	(202)	(393)	657
Decrease (increase) in inventory	209	(828)	56
Net sales of financial assets at fair value through profit or loss			2,078
NET CASH USED IN OPERATIONS	$ (4,659)	$ (9,255)	$ (6,969)